INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2014
INCOME TAXES
Schedule of deferred tax assets

	December 31, 2013	December 31, 2012	June 30, 2014
			(unaudited)
Deferred tax assets:
Net operating loss carry-forward	$1,737,000	$462,000	$2,516,000
Valuation allowance	(1,737,000)	(462,000)	(2,516,000)
Total deferred tax assets	$—	$—	$—

Schedule of expiration of net operating loss carryforwards

2032 (unaudited)	$460,000
2033 (unaudited)	$1,267,000
2034 (unaudited)	$828,000

$2,555,000